Loan principal and financing service fee receivables - Movement of allowance for loan principal and financing service fee receivables (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Movement of allowance for loan principal and financing service fee receivables
Balance at the beginning of the year	¥ 267,039,108	$ 38,717,031	¥ 849,234,936
Additions/ (reverse)	(209,396,631)	(30,359,658)	(195,177,565)
Charge-offs	(57,642,477)	$ (8,357,373)	(387,018,263)
Balance at the end of the year			267,039,108
Evaluated for impairment on a portfolio basis			267,039,108
Loan principal
Movement of allowance for loan principal and financing service fee receivables
Balance at the beginning of the year	263,685,104		837,075,499
Additions/ (reverse)	(206,042,627)		(186,372,132)
Charge-offs	(57,642,477)		(387,018,263)
Balance at the end of the year			263,685,104
Evaluated for impairment on a portfolio basis			263,685,104
Financing service fee receivables
Movement of allowance for loan principal and financing service fee receivables
Balance at the beginning of the year	3,354,004		12,159,437
Additions/ (reverse)	¥ (3,354,004)		(8,805,433)
Balance at the end of the year			3,354,004
Evaluated for impairment on a portfolio basis			¥ 3,354,004